WARRANT LIABILITY (Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation) (Details)	Dec. 31, 2016 $ / shares
Exercise price [Member]
Assumptions to estimate the fair value of warrants
Derivative Liability, Measurement Input	30.2
Annual dividend yield [Member]
Assumptions to estimate the fair value of warrants
Derivative Liability, Measurement Input
Time to maturity [Member]
Assumptions to estimate the fair value of warrants
Derivative Liability, Measurement Input	0.7
Risk-free interest rate [Member]
Assumptions to estimate the fair value of warrants
Derivative Liability, Measurement Input	0.70
Expected volatility [Member]
Assumptions to estimate the fair value of warrants
Derivative Liability, Measurement Input	42.9
Warrant [Member]
Assumptions to estimate the fair value of warrants
Stock price (in dollars per share)	$ 3.20